Supplement to the Fidelity® Advisor
High Income Fund Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

The following information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 will no longer be applicable.

  Investing up to 10% of total assets in common stocks and non-income producing debt securities.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Managing the fund to have similar credit quality distribution to an index, which as of June 28, 2002, was the Merrill Lynch High Yield Master II Index.

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 8.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks, but currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 8.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of June 28, 2002, FMR used the Merrill Lynch High Yield Master II Index to represent the overall high yield bond market.

AHI-02-01 June 28, 2002
1.728372.107

Supplement to the Fidelity® Advisor High Income Fund Institutional Class December 29, 2001
Prospectus

The following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

The following information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 will no longer be applicable.

  Investing up to 10% of total assets in common stocks and non-income producing debt securities.

The following information supplements the information found under the heading "Principal Investment Strategies" in the Investment Summary" section on page 3.

  Managing the fund to have similar credit quality distribution to an index, which as of June 28, 2002, was the Merrill Lynch High Yield Master II Index.

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 6.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks, but currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

The following information supplements the information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 6.

FMR uses the credit quality distribution of an index representing the overall high yield bond market as a guide in structuring the fund's credit quality composition. FMR generally expects the fund to be less heavily invested in issuers with the lowest credit ratings than the index weighting of such issuers. As of June 28, 2002, FMR used the Merrill Lynch High Yield Master II Index to represent the overall high yield bond market.

AHII-02-01 June 28, 2002
1.754057.104

Supplement to the
Fidelity® Advisor High Yield Fund
Class A, Class T, Class B, and Class C
December 29, 2001
Prospectus

Effective July 1, 2002, Fidelity Advisor High Yield Fund will be renamed Fidelity Advisor High Income Advantage Fund. All references to Advisor High Yield throughout this prospectus will be replaced with Advisor High Income Advantage.

The following information replaces the first bullet found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Summary" section beginning on page 3.

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

The following information replaces the third bullet found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Summary" section beginning on page 3.

  Investing up to 20% of total assets in common stocks.

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Details" section beginning on page 7.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

HY-02-01 June 28, 2002
1.742522.105

Supplement to the Fidelity® Advisor
High Yield Fund
Institutional Class
December 29, 2001 Prospectus

Effective July 1, 2002, Fidelity Advisor High Yield Fund will be renamed Fidelity Advisor High Income Advantage Fund. All references to Advisor High Yield throughout this prospectus will be replaced with Advisor High Income Advantage.

The following information replaces the first bullet found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Summary" section beginning on page 3.

  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

The following information replaces the third bullet found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Summary" section beginning on page 3.

  Investing up to 20% of total assets in common stocks.

The following information replaces the first paragraph found under the heading "Principal Investment Strategies" for Advisor High Yield in the "Investment Details" section beginning on page 6.

FMR normally invests the fund's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 20% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

HYI-02-01 June 28, 2002
1.742523.104

SUPPLEMENT TO THE

FIDELITY® ADVISOR DIVERSIFIED INTERNATIONAL FUND, FIDELITY ADVISOR EMERGING ASIA FUND, FIDELITY ADVISOR EUROPE CAPITAL APPRECIATION FUND, FIDELITY ADVISOR FLOATING RATE HIGH INCOME FUND, FIDELITY ADVISOR GLOBAL EQUITY FUND, FIDELITY ADVISOR GOVERNMENT INVESTMENT FUND, FIDELITY ADVISOR HIGH INCOME FUND, FIDELITY ADVISOR HIGH YIELD FUND, FIDELITY ADVISOR INTERMEDIATE BOND FUND, FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND, FIDELITY ADVISOR JAPAN FUND, FIDELITY ADVISOR KOREA FUND,
FIDELITY ADVISOR LATIN AMERICA FUND, FIDELITY ADVISOR MORTGAGE SECURITIES FUND, FIDELITY ADVISOR MUNICIPAL INCOME FUND, FIDELITY ADVISOR OVERSEAS FUND, FIDELITY ADVISOR SHORT FIXED-INCOME FUND, AND FIDELITY ADVISOR TAX MANAGED STOCK FUND

Funds of Fidelity Advisor Series II, Fidelity Advisor Series VIII, and Fidelity Beacon Street Trust

Class A, Class T, Class B, Class C, Institutional Class, and Initial Class

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2001

Effective June 3, 2002, Fidelity® Advisor Mortgage Securities Fund - Initial Class has been renamed Fidelity Mortgage Securities Fund. All references to Fidelity Advisor Mortgage Securities Fund - Initial Class throughout this statement of additional information should be replaced with Fidelity Mortgage Securities Fund.

Effective July 1, 2002, Fidelity Advisor High Yield Fund has been renamed Fidelity Advisor High Income Advantage Fund. All references to Fidelity Advisor High Yield Fund throughout this statement of additional information should be replaced with Fidelity Advisor High Income Advantage Fund.

The following information has been removed from the Investment Limitations of Advisor High Income found in the "Investment Policies and Limitations" section on page 10.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information has been removed from the Investment Limitations of Advisor High Yield found in the "Investment Policies and Limitations" section on page 11.

For purposes of normally investing at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class A found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class A of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class A shares was $9,525. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,357. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,013 for dividends and $522 for capital gain distributions. Initial offering of Class A of Advisor Mortgage Securities took place on March 3, 1997. Class A returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class A's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class T found in the "Performance" section beginning on page 90.

Explanatory Notes: With an initial investment of $10,000 in Class T of Advisor Mortgage Securities on November 1, 1991, assuming the maximum sales charge had been in effect, the net amount invested in Class T shares was $9,650. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,386. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,044 for dividends and $529 for capital gain distributions. Initial offering of Class T of Advisor Mortgage Securities took place on March 3, 1997. Class T returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

ACOM10B-02-02 June 28, 2002
1.734041.109

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class B found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class B of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class B shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,163. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,972 for dividends and $548 for capital gain distributions. Initial offering of Class B of Advisor Mortgage Securities took place on March 3, 1997. Class B returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Class C found in the "Performance" section beginning on page 91.

Explanatory Notes: With an initial investment of $10,000 in Class C of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Class C shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,178. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $5,980 for dividends and $548 for capital gain distributions. Initial offering of Class C of Advisor Mortgage Securities took place on August 16, 2001. Class C returns prior to August 16, 2001 through March 3, 1997 are those of Class B which reflect a 12b-1 fee of 0.90%. Class C returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to March 3, 1997 would have been lower.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Institutional Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Institutional Class of Advisor Mortgage Securities on November 1, 1991, the net amount invested in Institutional Class shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,962. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,382 for dividends and $548 for capital gain distributions. Initial offering of Institutional Class of Advisor Mortgage Securities took place on March 3, 1997. Returns prior to March 3, 1997 are those of Mortgage Securities Fund which has no 12b-1 fee.

The following information replaces the Explanatory Notes listed for Advisor Mortgage Securities - Initial Class found in the "Performance" section beginning on page 92.

Explanatory Notes: With an initial investment of $10,000 in Mortgage Securities Fund on November 1, 1991, the net amount invested in Mortgage Securities Fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,003. If distributions had not been reinvested, the amount of distributions earned from the class over time would have been smaller, and cash payments for the period would have amounted to $6,404 for dividends and $548 for capital gain distributions.